Long-Term Debt	6 Months Ended	12 Months Ended
	Jul. 03, 2015	Dec. 31, 2014
Notes to Financial Statements
NOTE I - LONG-TERM DEBT

At July 3, 2015 and December 31, 2014, the Company had $3,025,000 and $3,525,000 of Senior Secured Convertible Debentures outstanding, respectively. The convertible debentures are stated net as a result of recording discounts associated with the valuation of the conversion feature, Additional shares, and warrants issued of $754,000 and $1,309,000 at July 3, 2015 and December 31, 2014, respectively. We have not paid the interest due on $2,925,000 of our convertible debentures which was due in March, April and June 2015. While the Company is in technical default under the debenture agreement, to date, no holder has demanded an accelerated payment. The holder of the EPA note has agreed to defer the interest due pending the sale to another investor.

In March 2015, the Company issued a Promissory Note in the amount of $140,000 to a Director of the Company. The note accrued interest at prime plus 5% and was due on earlier of: (i) June 30, 2015, or (ii) the closing of an equity or debt financing with gross proceeds to the Company of not less than $1,000,000. In May 2015, the holder converted the note into 140,000 shares of our Series C preferred stock.

On April 28, 2015 ("issue date"), the Company issued a Promissory Note in the amount of $705,000 ("Bridge note"). The Bridge note includes an original issue discount of up to $200,000 with an effective interest rate of approximately 80% and is due October 28, 2015. If the Bridge note is paid within 90 days of the issue date, the amount due is $605,000. If the Bridge note is paid within 135 days of the issue date, the amount due is $655,000. After 135 days of the issue date, the amount due is $705,000. The Bridge note is stated net of the original issue discount of $133,000 and valuation of the warrants issued of $142,000 at July 3, 2015.

The Company and the holder of the EPA note entered into an agreement whereby the Company would prepay the EPA note and the Holder would return the related Additional shares for the initial loan balance of $1,000,000. In April and May 2015, we repaid $500,000 of the EPA note. The remaining $500,000, originally due at June 30, 2015, is being sold to another investor and the due date has been extended to August 19, 2015, pending the closing of the sale, at which time the maturity date is expected to be extended further.

As a result of the Member litigation, we made no payments on the First notes due to the Member in 2015. On May 8, 2015, the Company and the Member agreed to a settlement on the litigation initiated in September 2014. Under the terms of the agreement, the Company has agreed to establish an ESOP for its employees before December 1, 2015. The ESOP will purchase from the Member that amount of Cybergy stock equal to a current market value of $2,565,000 (the "settlement"). The remainder of the Cybergy stock owned by the Member will be canceled. All other amounts owed by the Company to the Member will be discharged and the Put option will be cancelled. The Member also assumes all obligations under the Management Performance Units Plan. The Company currently has short term debt and accrued interest of approximately $6,271,000 due to the Member. Upon settlement, these amounts and any additional accrued interest will be removed from the Company's books and replaced with the debt of the ESOP of $2,565,000. Additionally, the Company currently has a derivative liability accrued of $15,009,000 related to the Put option held by the Member. Any remaining derivative liability will also be eliminated upon the settlement.

Pursuant to a registration rights agreement with the purchasers of our Senior Secured Convertible Debentures, Cybergy was required to file a shelf registration statement for the resale of the common stock issuable upon conversion of the convertible debentures and the Additional Shares issued to the convertible note purchasers by December 3, 2014. As the Company did not file by that date, there is a monthly fee, equal to 1.0% of the aggregate purchase price of the convertible debentures (not to exceed 20%). The Company filed a Form S-1 on May 14, 2015. As a result of the timing of the filing, the holders are due a 6% fee. Included in Other accrued liabilities as of July 3, 2015 and December 31, 2014, is $212,000 and $71,000, respectively related to this liability.

Long-term debt, net of discounts, consists of the following as of December 31, 2014 and 2013:

	2014	2013
Amounts due to finance companies	$80,000	$-
Promissory notes, net of $10,000 discount in 2013	31,000	489,000
Notes to related party	-	80,000
Senior secured convertible debentures	2,216,000	-
First notes due Member	1,613,000	-
Promissory notes due Member	2,500,000	-
Earn-out note due Member - 2015	821,000	-
Earn-out note due Member - 2016	700,000	-
Total Long-term debt	7,961,000	569,000
Less current portion	(4,789,000)	(569,000)
Long-term debt, less current portion	$3,172,000	$-

Amounts due finance companies are for three vehicles and have interest rates ranging from 1.9% to 6.1% with monthly principal and interest payments ranging from $550 to $1,100 until maturity in February 2017 to October 2018.

Promissory notes

Partners issued $322,000 of notes in conjunction with its formation during 2013. The notes were recorded net of an initial $38,000 discount, had maturity dates of one year, and bore interest between 12% and 14%, with an effective interest rate in 2013 of 27%. The maturity date of one note for $21,000 is currently being negotiated for payoff and continues to accrue interest at 14%. The other notes were converted to common stock of Partners in conjunction with the EPA.

Partners issued $177,000 of other notes payable related to the initial funding of Labs and accrued interest at 12% to 48%. All but $10,000 were paid in full in 2014. The $10,000 note has been extended through August 2015 at an interest rate of 12%.

Notes due to related party are due to the family of a shareholder and Board member. The note was originally due in May 2013 and accrued interest at a penalty rate of up to 57%. The amount was paid in full in October 2014.

Senior Secured Convertible Debentures

Senior secured convertible debentures outstanding consists of the following at December 31, 2014:

Issue Date	Due Date	Face Amount	Discount	Net	Remaining amortization period (months)
January 1, 2014	June 30, 2015	$1,000,000	$68,000	$932,000	6
September 30, 2014	March 31, 2016	750,000	264,000	486,000	15
October 3, 2014	October 3, 2016	1,050,000	369,000	681,000	15
October 24, 2014	October 24, 2016	725,000	608,000	117,000	16
		$3,525,000	$1,309,000	$2,216,000

The debentures are convertible at a holder’s option at any time prior to maturity into shares of the Company’s Series C preferred stock. Each $100,000 of face value is convertible into 227,840 shares of Series C preferred stock at $0.4389 per preferred share (or the equivalent of $0.04389 per share of Cybergy’s common stock). Additionally, for each $100,000 of face value, the holder also received 227,840 shares of Series C preferred stock (“Additional shares”) for no additional consideration.

In conjunction with the EPA, Partners issued $1,000,000 of Senior Secured Convertible Debentures (“EPA notes”). As a result of the delayed filing of a Form S-1, the holder received 256,000 additional shares of Cybergy Series C preferred stock. The EPA notes were initially deemed “conventional” notes upon issuance due to the lack of any Anti-dilution and Price Protection Provisions (including “down-round” provisions), as well as not readily convertible into cash. In conjunction with the Merger and issuance of the Follow-on notes, the favored nation clause of the EPA notes gave the holder the same down-round protection and, therefore, management revalued the notes accordingly.

In connection with the Merger, Partners issued an additional $2,525,000 of Senior Secured Convertible Debentures (“Follow-on notes”) in September and October 2014.

The convertible debentures are stated net at December 2014 as a result of recording discounts associated with the valuation of the conversion feature, Additional shares, and warrants issued. The proceeds were bifurcated between the debt, embedded derivative, warrant derivative, and Additional shares.

The carrying amount of the equity component at December 2014 was $1,291,000.

The discounts are amortized over the life of the instrument using the effective interest method. The debentures bear interest at an annual rate of 5.0%, paid semi-annually, and had effective rates ranging from 12.8% to 70.8% as a result of the discounts associated with the bifurcation.

The convertible debentures shall be converted by the Company at any time that (a) the Company has filed a registration statement with the SEC and such registration statement has been declared effective, (b) the market capitalization of the Company is greater than $20,000,000 for ten consecutive trading days based on the daily volume weighted average price (c) the average daily trading volume for the ten consecutive trading days is greater than 20,000 shares of common stock and (d) the Company has consummated a subsequent financing resulting in gross proceeds of at least $5,000,000.

The convertible note agreements include various covenants with which the Company must comply, including a restriction on the issuance of new debt or securities without a majority approval of the note holders. The senior debentures are secured by a second lien on substantially all of Partner’s assets. Pursuant to a registration rights agreement with these purchasers, Cybergy was required to file a shelf registration statement for the resale of the common stock issuable upon conversion of the convertible debentures and the Additional Shares issued to the convertible note purchasers by December 3, 2014. Should the Company fail to file by that date, there is a monthly penalty, equal to 1.0% of the aggregate purchase price of the convertible debentures (not to exceed 20%). As a result of the anticipated timing of the filing, the holders will be due a 5% fee. Included in Other accrued liabilities as of December 2014, is $71,000 related to this liability.

Acquisition Notes

In connection with the EPA, Partners issued three types of notes to the Member:

·	First notes in the original amount of $1,800,000. The notes bear interest at an annual rate of 5% and are payable monthly in the amount of $34,000 based on a sixty (60) month amortization schedule with any unpaid principal and interest due January 31, 2017.

·	Promissory notes in the amount of $2,500,000. The notes bear interest at an annual rate of 10% and the outstanding principal balance, together with accrued interest are payable directly out of funding received subsequent to the closing date until the Promissory notes and accrued interest have been paid in full on or before March 1, 2015.

·	Earn-Out Notes due Member having an original aggregate principal amount of $1,860,000 ($930,000 each) and are subject to an Annual Earn-Out Adjustment. The amounts due on March 31, 2015 and April 30, 2016 respectively are based on a comparison of (x) Gross Profit % for the year ended December 31, 2013 to (y) the Gross Profit % for each of the years ended December 31, 2014 and December 31, 2015. If New West’s Gross Profit % for each of 2014 and 2015 is greater or lesser than the Gross Profit % for 2013, then there will be an Annual Earn-Out Adjustment, up or down based on the product of (x) $930,000 multiplied by (y) either (1) the positive percentage by which Gross Profit % for the applicable year exceeds Gross Profit % for 2013, or (2) the negative percentage by which Gross Profit % for the applicable year is less than the Gross Profit % for 2013. In conjunction with the allocation of the purchase price of New West, the Earn-Out notes were recorded at their estimated fair value based upon Management’s estimate of the applicable Gross Profit % and an appropriate discount factor. Management evaluates the estimate at the end of each quarter and any change in the fair value of the earn-out notes will be recognized in other expense.

The Acquisition Notes are secured by the common and Series C preferred shares of Cybergy owned by the CEO and CTO of the Company.

As a result of the Member litigation (See Note L), we stopped making payments on the First notes as of September 1, 2014, and all due dates, and the call or put options are suspended pending the outcome of the case.

Future maturities of long-term debt for each of the next four years are as follows:

	Long-term debt, excluding Acquisition Notes	Acquisition Notes (1)	Total

2015	$1,057,000	$3,800,000	$4,857,000
2016	2,552,000	1,834,000	4,386,000
2017	17,000	-	17,000
2018	10,000	-	10,000
Total maturities	3,636,000	5,634,000	9,270,000
Less discount	(1,309,000)	-	(1,309,000)
Total long-term debt	$2,327,000	$5,634,000	$7,961,000

_______________

(1) As a result of the Member litigation (See Note L), all due dates are suspended pending the outcome of the case.